MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3 AssetManager

Northbrook Life Insurance Company           Statement of Additional Information
Northbrook Variable Annuity Account II           Dated May 1 2001
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001 , for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contract.

                      STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Description                                                                Page

Additions, Deletions or Substitutions of Investments                          3
The Contract                                                                  3
         Purchase of Contracts                                                3
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)                                                     3
Performance Information                                                       3
Calculation of Accumulation Unit Values                                      22
        Net Investment Factor                                                22
        Calculation of Variable Amount Income Payments                       22
        Calculation of Annuity Unit Values                                   22
General Matters                                                              23
         Incontestability                                                    23
         Settlements                                                         23
         Safekeeping of the Variable Account's Assets                        23
         Premium Taxes                                                       23
         Tax Reserves                                                        23
Federal Tax Matters                                                          23
Qualified Plans                                                              24
Experts                                                                      25
Financial Statements                                                         25

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. , is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

     1000(1 + T)n = ERV

        where:

                T         = average annual total return

                ERV       = ending  redeemable value of a hypothetical  $1,000
                            payment made at the beginning of 1, 5, or 10 year periods or shorter period

                n         =    number of years in the period

                1000      =    hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed annual contract size of $54,945. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized average annual total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account. The Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts were first offered to the public as of September 12, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts as well as the withdrawal and contract maintenance charges described above.

Variable Sub-Account Inception Dates:

Morgan Stanley Dean Witter Variable Investment Series:

Variable Sub-Account                                          Date

Quality Income Plus                                          June 5, 2000
High Yield                                                   June 5, 2000
Utilities                                                    June 5, 2000
Dividend Growth                                              June 5, 2000
Equity                                                       June 5, 2000
Strategist                                                   June 5, 2000
Capital Growth                                               June 5, 2000
European Growth                                              June 5, 2000
Global Dividend Growth                                       June 5, 2000
Pacific Growth                                               June 5, 2000
Income Builder                                               June 5, 2000
Information                                                  November 6, 2000
Short-Term  Bond                                             June 5, 2000
Aggressive  Equity                                           June 5, 2000
S&P 500 Index                                                June 5, 2000
Competitive Edge ("Best Ideas")                              June 5, 2000

The Universal Institutional Fund, Inc.:

Variable Sub-Account                                          Date

Equity Growth                                                March 16, 1998
International Magnum                                         March 16, 1998
Emerging Markets Equity                                      March 16, 1998
U.S. Real Estate                                             May 18,   1998
Mid-Cap Value                                                January 31, 2000

Van Kampen Life Investment Trust:

Variable Sub-Account                                          Date

Emerging Growth                                              March 16, 1998

AIM Variable Insurance Funds:

Variable Sub-Account                                          Date

Capital Appreciation                                         January 31, 2000
Growth                                                       January 31, 2000
Value                                                        January 31, 2000

Alliance Variable Products Series Fund:

Variable Sub-Account                                          Date

Growth                                                       January 31, 2000
Growth and Income                                            January 31, 2000
Premier Growth                                               January 31, 2000

Putnam Variable Trust:

Variable Sub-Account                                          Date

Growth and Income                                            January 31, 2000
International Growth                                         January 31, 2000
Voyager                                                      January 31, 2000





(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)


                                                                           10 Years or
                                                                              Since
Variable Sub-Account                                One Year     5 Years     Inception

Aggressive Equity*                                     N/A         N/A         -4.65%
Capital Growth*                                        N/A         N/A         -8.85%
Competitive Edge "Best Ideas"*                         N/A         N/A        -18.13%
Dividend Growth*                                       N/A         N/A          7.90%
Equity*                                                N/A         N/A         -8.40%
European Growth*                                       N/A         N/A         -6.19%
Global Dividend Growth*                                N/A         N/A          1.98%
High Yield*                                            N/A         N/A        -31.77%
Income Builder*                                        N/A         N/A          0.31%
Information*                                           N/A         N/A         -7.15%
Pacific Growth*                                        N/A         N/A        -29.85%
Quality Income Plus*                                   N/A         N/A          8.36%
S&P 500 Index*                                         N/A         N/A        -10.58%
Short-Term Bond*                                       N/A         N/A          3.21%
Strategist*                                            N/A         N/A         -1.90%
Utilities*                                             N/A         N/A         -0.95%

AIM V.I. Capital Appreciation                          N/A         N/A        -11.56%
AIM V.I. Growth                                        N/A         N/A        -23.53%
AIM V.I. Value                                         N/A         N/A        -24.51%

Alliance Growth and Income                             N/A         N/A         18.28%
Alliance Growth                                        N/A         N/A        -16.42%
Alliance Premier Growth                                N/A         N/A        -14.78%

Morgan Stanley UIF Emerging Markets Equity          -39.84%        N/A         -7.10%
Morgan Stanley UIF Equity Growth                    -13.07%        N/A          6.92%
Morgan Stanley UIF International Magnum             -13.75%        N/A          1.28%
Morgan Stanley UIF Mid Cap Value                      N/A          N/A         14.51%
Morgan Stanley UIF U.S. Real Estate                  27.35%        N/A          3.43%

Putnam VT Growth and Income                           N/A          N/A         11.10%
Putnam VT International Growth                        N/A          N/A         -6.94%
Putnam VT Voyager                                     N/A          N/A        -16.58%

Van Kampen LIT Emerging Growth                      -11.51%        N/A         31.27%

*Performance shown is not annualized.


                                       5



(WITH THE PERFORMANCE DEATH BENEFIT OPTION)



                                                                             10 Years or
                                                                                Since
Variable Sub-Account                                 One Year      5 Years    Inception

Aggressive Equity*                                     N/A          N/A         -4.73%
Capital Growth Portfolio*                              N/A          N/A         -5.93%
Competitive Edge "Best Ideas"*                         N/A          N/A        -18.20%
Dividend Growth*                                       N/A          N/A          7.80%
Equity*                                                N/A          N/A         -8.48%
European Growth*                                       N/A          N/A         -6.27%
Global Dividend Growth*                                N/A          N/A          1.89%
High Yield*                                            N/A          N/A        -31.83%
Income Builder*                                        N/A          N/A          0.22%
Information*                                           N/A          N/A         -7.17%
Pacific Growth*                                        N/A          N/A        -29.91%
Quality Income Plus*                                   N/A          N/A          8.26%
S&P 500 Index*                                         N/A          N/A        -10.66%
Short-Term Bond*                                       N/A          N/A          3.12%
Strategist*                                            N/A          N/A         -1.99%
Utilities*                                             N/A          N/A         -1.03%

AIM V.I. Capital Appreciation                          N/A          N/A        -11.68%
AIM V.I. Growth                                        N/A          N/A        -23.64%
AIM V.I. Value                                         N/A          N/A        -24.61%

Alliance Growth and Income                             N/A          N/A         18.13%
Alliance Growth                                        N/A          N/A        -16.53%
Alliance Premier Growth                                N/A          N/A        -14.89%

Morgan Stanley UIF Emerging Markets Equity           -39.92%        N/A         -7.22%
Morgan Stanley UIF Equity Growth                     -13.19%        N/A          6.78%
Morgan Stanley UIF International Magnum              -13.86%        N/A          1.15%
Morgan Stanley UIF Mid Cap Value                       N/A          N/A         14.36%
Morgan Stanley UIF U.S. Real Estate                   27.18%        N/A          3.29%

Putnam VT Growth and Income                            N/A          N/A         10.95%
Putnam VT International Growth                         N/A          N/A         -7.07%
Putnam VT Voyager                                      N/A          N/A        -16.69%

Van Kampen LIT Emerging Growth                       -11.62%        N/A         31.09%

*Performance shown is not annualized.


                                       6




(WITH THE DEATH BENEFIT COMBINATION OPTION)


                                                                               10 Years or
                                                                                  Since
Variable Sub-Account                                   One Year     5 Years     Inception

Aggressive Equity*                                       N/A          N/A         -4.80%
Capital Growth*                                          N/A          N/A         -6.00%
Competitive Edge "Best Ideas"*                           N/A          N/A        -18.26%
Dividend Growth*                                         N/A          N/A          7.72%
Equity*                                                  N/A          N/A         -8.55%
European Growth*                                         N/A          N/A         -6.34%
Global Dividend Growth*                                  N/A          N/A          1.82%
High Yield*                                              N/A          N/A        -31.88%
Income Builder*                                          N/A          N/A          0.15%
Information*                                             N/A          N/A         -7.18%
Pacific Growth*                                          N/A          N/A        -29.97%
Quality Income Plus*                                     N/A          N/A          8.18%
S&P 500 Index*                                           N/A          N/A        -10.73%
Short-Term Bond*                                         N/A          N/A          3.05%
Strategist*                                              N/A          N/A         -2.06%
Utilities*                                               N/A          N/A         -1.10%

AIM V.I. Capital Appreciation                            N/A          N/A        -11.78%
AIM V.I. Growth                                          N/A          N/A        -23.73%
AIM V.I. Value                                           N/A          N/A        -24.70%

Alliance Growth and Income                               N/A          N/A         18.00%
Alliance Growth                                          N/A          N/A        -16.63%
Alliance Premier Growth                                  N/A          N/A        -14.98%

Morgan Stanley UIF Emerging Markets Equity             -39.99%        N/A         -7.33%
Morgan Stanley UIF Equity Growth                       -13.28%        N/A          6.66%
Morgan Stanley UIF International Magnum                -13.96%        N/A          1.04%
Morgan Stanley UIF Mid Cap Value                         N/A          N/A         14.23%
Morgan Stanley UIF U.S. Real Estate                     27.04%        N/A          3.18%

Putnam VT Growth and Income                              N/A          N/A         10.83%
Putnam VT International Growth                           N/A          N/A         -7.17%
Putnam VT Voyager                                        N/A          N/A        -16.78%

Van Kampen LIT Emerging Growth                         -11.72%        N/A         30.95%

*Performance shown is not annualized.


                                       7



(WITH THE INCOME BENEFIT COMBINATION 2 OPTION)



                                                                                Ten Years or
                                                                                    Since
Variable Sub-Account                                    One Year     5 Years     Inception

Aggressive Equity*                                      N/A          N/A         -4.84%
Capital Growth*                                         N/A          N/A         -6.04%
Competitive Edge "Best Ideas"*                          N/A          N/A        -18.30%
Dividend Growth*                                        N/A          N/A          7.68%
Equity*                                                 N/A          N/A         -8.58%
European Growth*                                        N/A          N/A         -6.37%
Global Dividend Growth*                                 N/A          N/A          1.77%
High Yield*                                             N/A          N/A        -31.91%
Income Builder*                                         N/A          N/A          0.11%
Information*                                            N/A          N/A         -7.19%
Pacific Growth*                                         N/A          N/A        -29.99%
Quality Income Plus*                                    N/A          N/A          8.14%
S&P 500 Index*                                          N/A          N/A        -10.76%
Short-Term Bond*                                        N/A          N/A          3.01%
Strategist*                                             N/A          N/A         -2.10%
Utilities*                                              N/A          N/A         -1.14%

AIM V.I. Capital Appreciation                           N/A          N/A        -11.83%
AIM V.I. Growth                                         N/A          N/A        -23.78%
AIM V.I. Value                                          N/A          N/A        -24.74%

Alliance Growth and Income                              N/A          N/A         17.92%
Alliance Growth                                         N/A          N/A        -16.68%
Alliance Premier Growth                                 N/A          N/A        -15.03%

Morgan Stanley UIF Emerging Markets Equity            -40.02%        N/A         -7.39%
Morgan Stanley UIF Equity Growth                      -13.34%        N/A          6.59%
Morgan Stanley UIF International Magnum               -14.01%        N/A          0.97%
Morgan Stanley UIF Mid Cap Value                        N/A          N/A         14.16%
Morgan Stanley UIF U.S. Real Estate                    26.96%        N/A          3.12%

Putnam VT Growth and Income                             N/A          N/A         10.76%
Putnam VT International Growth                          N/A          N/A         -7.23%
Putnam VT Voyager                                       N/A          N/A        -16.83%

Van Kampen LIT Emerging Growth                        -11.77%        N/A         30.87%

*Performance shown is not annualized.


                                       8





(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)


                                                                                   10 Years or
                                                                                      Since
Variable Sub-Account                                       One Year      5 Years    Inception

Aggressive Equity*                                            N/A          N/A         -4.97%
Capital Growth*                                               N/A          N/A         -6.16%
Competitive Edge "Best Ideas"*                                N/A          N/A        -18.41%
Dividend Growth*                                              N/A          N/A          7.54%
Equity*                                                       N/A          N/A         -8.71%
European Growth*                                              N/A          N/A         -6.50%
Global Dividend Growth*                                       N/A          N/A          1.64%
High Yield*                                                   N/A          N/A        -32.00%
Income Builder*                                               N/A          N/A         -0.03%
Information*                                                  N/A          N/A         -7.22%
Pacific Growth*                                               N/A          N/A        -30.09%
Quality Income Plus*                                          N/A          N/A          7.99%
S&P 500 Index*                                                N/A          N/A        -10.88%
Short-Term Bond*                                              N/A          N/A          2.87%
Strategist*                                                   N/A          N/A         -2.23%
Utilities*                                                    N/A          N/A         -1.28%

AIM V.I. Capital Appreciation                                 N/A          N/A        -12.01%
AIM V.I. Growth                                               N/A          N/A        -23.95%
AIM V.I. Value                                                N/A          N/A        -24.90%

Alliance Growth and Income                                    N/A          N/A         17.69%
Alliance Growth                                               N/A          N/A        -16.85%
Alliance Premier Growth                                       N/A          N/A        -15.21%

Morgan Stanley UIF Emerging Markets Equity                 -40.15%         N/A         -7.57%
Morgan Stanley UIF Equity Growth                           -13.51%         N/A          6.38%
Morgan Stanley UIF International Magnum                    -14.18%         N/A          0.77%
Morgan Stanley UIF Mid Cap Value                              N/A          N/A         13.93%
Morgan Stanley UIF U.S. Real Estate                         26.71%         N/A          2.91%

Putnam VT Growth and Income                                   N/A          N/A         10.53%
Putnam VT International Growth                                N/A          N/A         -7.42%
Putnam VT Voyager                                             N/A          N/A        -17.00%

Van Kampen LIT Emerging Growth                             -11.95%         N/A         30.60%

*Performance shown is not annualized.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge as well as the contract maintenance charge. However, these rates of return do not reflect, withdrawal charges or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

  Annualized Return = (1+r)1/n-1

        where:

                r = cumulative rate of return for the period shown, and

                n =    number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1,3,5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account.

The Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts were first offered to the public as of September 12, 2000 . Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager Contracts, excluding the withdrawal charge but including the contract maintenance charges.

The inception dates of each Variable Sub-Account appears under "Standardized Total Returns" above.


(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)

                                                                           10 Years or
                                                                              Since
Variable Sub-Account                              One Year      5 Years    Inception

Aggressive Equity*                                 N/A          N/A         -4.59%
Capital Growth*                                    N/A          N/A         -5.79%
Competitive Edge "Best Ideas"*                     N/A          N/A        -18.08%
Dividend Growth*                                   N/A          N/A          7.95%
Equity*                                            N/A          N/A         -8.35%
European Growth*                                   N/A          N/A         -6.13%
Global Dividend Growth*                            N/A          N/A          2.03%
High Yield*                                        N/A          N/A        -31.71%
Income Builder*                                    N/A          N/A          0.36%
Information*                                       N/A          N/A         -7.10%
Pacific Growth*                                    N/A          N/A        -29.80%
Quality Income Plus*                               N/A          N/A          8.41%
S&P 500 Index*                                     N/A          N/A        -10.53%
Short-Term Bond*                                   N/A          N/A          3.27%
Strategist*                                        N/A          N/A         -1.85%
Utilities*                                         N/A          N/A         -0.89%

AIM V.I. Capital Appreciation                      N/A          N/A        -11.49%
AIM V.I. Growth                                    N/A          N/A        -23.45%
AIM V.I. Value                                     N/A          N/A        -24.44%

Alliance Growth and Income                         N/A          N/A         18.33%
Alliance Growth                                    N/A          N/A        -16.36%
Alliance Premier Growth                            N/A          N/A        -14.71%

Morgan Stanley UIF Emerging Markets Equity       -39.79%        N/A         -7.04%
Morgan Stanley UIF Equity Growth                 -13.02%        N/A          6.96%
Morgan Stanley UIF International Magnum          -13.69%        N/A          1.34%
Morgan Stanley UIF Mid Cap Value                   N/A          N/A         14.56%
Morgan Stanley UIF U.S. Real Estate               27.40%        N/A          3.49%

Putnam VT Growth and Income                        N/A          N/A         11.15%
Putnam VT International Growth                     N/A          N/A         -6.88%
Putnam VT Voyager                                  N/A          N/A        -16.51%

Van Kampen LIT Emerging Growth                   -11.45%        N/A         31.28%

*Performance shown is not annualized.


                                       11



(WITH THE PERFORMANCE DEATH BENEFIT OPTION)


                                                                            10 Years or
                                                                               Since
Variable Sub-Account                                One Year     5 Years     Inception

Aggressive Equity*                                  N/A          N/A         -4.68%
Capital Growth*                                     N/A          N/A         -5.87%
Competitive Edge "Best Ideas"*                      N/A          N/A        -18.15%
Dividend Growth*                                    N/A          N/A          7.86%
Equity*                                             N/A          N/A         -8.43%
European Growth*                                    N/A          N/A         -6.21%
Global Dividend Growth*                             N/A          N/A          1.95%
High Yield*                                         N/A          N/A        -31.77%
Income Builder*                                     N/A          N/A          0.28%
Information*                                        N/A          N/A         -7.11%
Pacific Growth*                                     N/A          N/A        -29.86%
Quality Income Plus*                                N/A          N/A          8.32%
S&P 500 Index*                                      N/A          N/A        -10.61%
Short-Term Bond*                                    N/A          N/A          3.18%
Strategist*                                         N/A          N/A         -1.93%
Utilities*                                          N/A          N/A         -0.98%

AIM V.I. Capital Appreciation                       N/A          N/A         18.18%
AIM V.I. Growth                                     N/A          N/A        -11.61%
AIM V.I. Value                                      N/A          N/A        -23.57%

Alliance Growth and Income                          N/A          N/A        -16.47%
Alliance Growth                                     N/A          N/A        -14.82%
Alliance Premier Growth                            3.98%         N/A          2.68%

Morgan Stanley UIF Emerging Markets Equity       -13.81%         N/A          1.20%
Morgan Stanley UIF Equity Growth                  -1.56%         N/A          6.26%
Morgan Stanley UIF International Magnum          -13.13%         N/A          6.82%
Morgan Stanley UIF Mid Cap Value                    N/A          N/A         11.00%
Morgan Stanley UIF U.S. Real Estate              -11.57%         N/A         31.11%

Putnam VT Growth and Income                         N/A          N/A        -16.62%
Putnam VT International Growth                      N/A          N/A        -24.54%
Putnam VT Voyager                                   N/A          N/A         -7.00%

Van Kampen LIT Emerging Growth                   -39.87%         N/A         -7.16%


 *Performance shown is not annualized.

                                       12


(WITH THE DEATH BENEFIT COMBINATION OPTION)


                                                                               10 Years or
                                                                                  Since
Variable Sub-Account                                   One Year     5 Years     Inception

Aggressive Equity*                                     N/A          N/A        -4.75%
Capital Growth*                                        N/A          N/A        -5.94%
Competitive Edge "Best Ideas"*                         N/A          N/A       -18.21%
Dividend Growth*                                       N/A          N/A         7.78%
Equity*                                                N/A          N/A        -8.49%
European Growth*                                       N/A          N/A        -6.28%
Global Dividend Growth*                                N/A          N/A         1.87%
High Yield*                                            N/A          N/A       -31.82%
Income Builder*                                        N/A          N/A         0.20%
Information*                                           N/A          N/A        -7.13%
Pacific Growth*                                        N/A          N/A       -29.91%
Quality Income Plus*                                   N/A          N/A         8.24%
S&P 500 Index*                                         N/A          N/A       -10.67%
Short-Term Bond*                                       N/A          N/A         3.10%
Strategist*                                            N/A          N/A        -2.00%
Utilities*                                             N/A          N/A        -1.05%

AIM V.I. Capital Appreciation                          N/A          N/A       -11.71%
AIM V.I. Growth                                        N/A          N/A       -23.66%
AIM V.I. Value                                         N/A          N/A       -24.62%

Alliance Growth and Income                             N/A          N/A        18.04%
Alliance Growth                                        N/A          N/A       -16.56%
Alliance Premier Growth                                N/A          N/A       -14.91%

Morgan Stanley UIF Emerging Markets Equity           -39.93%        N/A        -7.27%
Morgan Stanley UIF Equity Growth                     -13.23%        N/A         6.70%
Morgan Stanley UIF International Magnum              -13.90%        N/A         1.09%
Morgan Stanley UIF Mid Cap Value                       N/A          N/A        14.28%
Morgan Stanley UIF U.S. Real Estate                   27.10%        N/A         3.24%

Putnam VT Growth and Income                            N/A          N/A        10.88%
Putnam VT International Growth                         N/A          N/A        -7.11%
Putnam VT Voyager                                      N/A          N/A       -16.71%

Van Kampen LIT Emerging Growth                       -11.67%        N/A        30.96%

*Performance shown is not annualized.


                                       13


(WITH THE INCOME BENEFIT COMBINATION 2 OPTION)


                                                                                 10 Years or
                                                                                    Since
Variable Sub-Account                                    One Year    5 Years      Inception

Aggressive Equity*                                       N/A          N/A         -4.79%
Capital Growth*                                          N/A          N/A         -5.98%
Competitive Edge "Best Ideas"*                           N/A          N/A        -18.24%
Dividend Growth*                                         N/A          N/A          7.74%
Equity*                                                  N/A          N/A         -8.53%
European Growth*                                         N/A          N/A         -6.32%
Global Dividend Growth*                                  N/A          N/A          1.83%
High Yield*                                              N/A          N/A        -31.85%
Income Builder*                                          N/A          N/A          0.16%
Information*                                             N/A          N/A         -7.14%
Pacific Growth*                                          N/A          N/A        -29.94%
Quality Income Plus*                                     N/A          N/A          8.19%
S&P 500 Index*                                           N/A          N/A        -10.71%
Short-Term Bond*                                         N/A          N/A          3.06%
Strategist*                                              N/A          N/A         -2.04%
Utilities*                                               N/A          N/A         -1.09%

AIM V.I. Capital Appreciation                            N/A          N/A        -11.76%
AIM V.I. Growth                                          N/A          N/A        -23.71%
AIM V.I. Value                                           N/A          N/A        -24.67%

Alliance Growth and Income                               N/A          N/A         17.97%
Alliance Growth                                          N/A          N/A        -16.61%
Alliance Premier Growth                                  N/A          N/A        -14.97%

Morgan Stanley UIF Emerging Markets Equity             -39.97%        N/A         -7.32%
Morgan Stanley UIF Equity Growth                       -13.28%        N/A          6.64%
Morgan Stanley UIF International Magnum                -13.96%        N/A          1.03%
Morgan Stanley UIF Mid Cap Value                         N/A          N/A         14.22%
Morgan Stanley UIF U.S. Real Estate                     27.02%        N/A          3.18%

Putnam VT Growth and Income                              N/A          N/A         10.81%
Putnam VT International Growth                           N/A          N/A         -7.16%
Putnam VT Voyager                                        N/A          N/A        -16.76%

Van Kampen LIT Emerging Growth                         -11.72%        N/A         30.88%


 *Performance shown is not annualized.


                                       14



(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)


                                                                                   10 Years or
                                                                                      Since
Variable Sub-Account                                       One Year     5 Years     Inception

Aggressive Equity*                                           N/A          N/A         -4.91%
Capital Growth*                                              N/A          N/A         -6.11%
Competitive Edge "Best Ideas"*                               N/A          N/A        -18.35%
Dividend Growth*                                             N/A          N/A          7.59%
Equity*                                                      N/A          N/A         -8.65%
European Growth*                                             N/A          N/A         -6.45%
Global Dividend Growth*                                      N/A          N/A          1.69%
High Yield*                                                  N/A          N/A        -31.94%
Income Builder*                                              N/A          N/A          0.03%
Information*                                                 N/A          N/A         -7.17%
Pacific Growth*                                              N/A          N/A        -30.03%
Quality Income Plus*                                         N/A          N/A          8.05%
S&P 500 Index*                                               N/A          N/A        -10.83%
Short-Term Bond*                                             N/A          N/A          2.92%
Strategist*                                                  N/A          N/A         -2.17%
Utilities*                                                   N/A          N/A         -1.22%

AIM V.I. Capital Appreciation                                N/A          N/A        -11.94%
AIM V.I. Growth                                              N/A          N/A        -23.88%
AIM V.I. Value                                               N/A          N/A        -24.82%

Alliance Growth and Income                                   N/A          N/A         17.73%
Alliance Growth                                              N/A          N/A        -16.78%
Alliance Premier Growth                                      N/A          N/A        -15.14%

Morgan Stanley UIF Emerging Markets Equity                 -40.09%        N/A         -7.51%
Morgan Stanley UIF Equity Growth                           -13.46%        N/A          6.42%
Morgan Stanley UIF International Magnum                    -14.13%        N/A          0.82%
Morgan Stanley UIF Mid Cap Value                             N/A          N/A         13.98%
Morgan Stanley UIF U.S. Real Estate                         26.76%        N/A          2.97%

Putnam VT Growth and Income                                  N/A          N/A         10.59%
Putnam VT International Growth                               N/A          N/A         -7.35%
Putnam VT Voyager                                            N/A          N/A        -16.93%

Van Kampen LIT Emerging Growth                             -11.90%        N/A         30.62%

*Performance shown is not annualized.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                        Inception Date of
Variable Sub-Account                                 Corresponding Portfolio
--------------------                                -----------------------
High Yield*                                          March 9, 1984
Equity*                                              March 9, 1984
Quality Income Plus*                                 March 1, 1987
Strategist*                                          March 1, 1987
Dividend Growth*                                     March 1, 1990
Utilities*                                           March 1, 1990
European Growth*                                     March 1, 1991
Capital Growth*                                      March 1, 1991
Pacific Growth*                                      February 22, 1994
Global Dividend Growth*                              February 24, 1994
Income Builder*                                      January 21, 1997
Information                                          November 6, 2000
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              October 1, 1996
Mid-Cap Value                                        January 2, 1997
U.S. Real Estate                                     March 4, 1997
Competitive Edge ("Best  Ideas")*                    May 18, 1998
S&P 500 Index*                                       May 18, 1998
Short-Term Bond*                                     May 2, 1999
Aggressive Equity*                                   May 1, 1999
Van Kampen Emerging Growth                           July 3, 1995
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I. Value                                       May 5, 1993
Alliance Growth**                                    September 15, 1994
Alliance Growth and Income**                         January 14, 1991
Alliance Premier Growth**                            July 14, 1999
Putnam VT Growth and Income***                       February 1, 1988
Putnam VT International Growth***                    January 2, 1997
Putnam VT Voyager***                                 February 1, 1988

* The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on June 5, 2000. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares (12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 6, 1998, and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.


(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)

                                                                                        10 Years
                                                                                        or Since
                                                               One Year     5 Years     Inception

Aggressive Equity                                              -3.35%        N/A        22.37%
Capital Growth                                                 -0.38%       15.76%      12.13%
Competitive Edge "Best Ideas"                                 -18.79%        N/A        -0.53%
Dividend Growth                                                 3.59%       11.13%      12.62%
Equity                                                        -13.78%       21.02%      20.08%
European Growth                                                -6.49%       16.30%      15.18%
Global Dividend Growth                                         -4.11%        8.95%       9.20%
High Yield                                                    -33.35%       -6.16%       5.88%
Income Builder                                                 -1.49%        N/A         6.36%
Information*                                                    N/A          N/A        -7.15%
Pacific Growth                                                -34.48%       -9.91%      -7.91%
Quality Income Plus                                             9.22%        3.82%       6.55%
S&P 500 Index                                                 -10.82%        N/A         6.32%
Short-Term Bond                                                 4.06%        N/A         2.75%
Strategist                                                     -0.02%       12.84%      11.36%
Utilities                                                       1.41%       12.99%      12.14%

AIM V.I. Capital Appreciation                                 -12.25%       13.74%      15.65%
AIM V.I. Growth                                               -21.69%       14.94%      14.42%
AIM V.I. Value                                                -24.61%       11.70%      13.97%

Alliance Growth and Income                                     11.74%       17.77%      13.58%
Alliance Growth                                               -19.12%       17.13%      19.59%
Alliance Premier Growth                                       -18.04%        N/A        -5.52%

Morgan Stanley UIF Emerging Markets Equity                    -39.84%        N/A        -4.44%
Morgan Stanley UIF Equity Growth                              -13.07%        N/A        16.52%
Morgan Stanley UIF International Magnum                       -13.75%        N/A         4.74%
Morgan Stanley UIF Mid Cap Value                                9.10%        N/A        19.00%
Morgan Stanley UIF U.S. Real Estate                            27.35%        N/A         5.67%

Putnam VT Growth and Income                                     6.31%       12.07%      12.81%
Putnam VT International Growth                                -10.93%        N/A        17.04%
Putnam VT Voyager                                             -17.80%       16.72%      18.44%

Van Kampen LIT Emerging Growth                                -11.51%       26.92%      27.69%


* Performance shown is not annualized.


                                       17




(WITH THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                                      10 Years
                                                                                      or Since
                                                             One Year     5 Years     Inception

Aggressive Equity                                            -3.48%        N/A        22.21%
Capital Growth                                               -0.51%       15.61%      11.98%
Competitive Edge "Best Ideas"                               -18.90%        N/A        -0.66%
Dividend Growth                                               3.45%       10.98%      12.47%
Equity                                                      -13.89%       20.86%      19.92%
European Growth                                              -6.62%       16.15%      15.02%
Global Dividend Growth                                       -4.23%        8.81%       9.06%
High Yield                                                  -33.43%       -6.29%       5.74%
Income Builder                                               -1.62%        N/A         6.22%
Information*                                                  N/A          N/A        -7.17%
Pacific Growth                                              -34.56%      -10.03%      -8.03%
Quality Income Plus                                           9.08%        3.69%       6.41%
S&P 500 Index                                               -10.94%        N/A         6.18%
Short-Term Bond                                               3.93%        N/A         2.62%
Strategist                                                   -0.15%       12.69%      11.21%
Utilities                                                     1.28%       12.84%      11.99%

AIM V.I. Capital Appreciation                               -12.36%       13.59%      15.49%
AIM V.I. Growth                                             -21.80%       14.78%      14.27%
AIM V.I. Value                                              -24.71%       11.55%      13.82%

Alliance Growth and Income                                   11.60%       17.61%      13.43%
Alliance Growth                                             -19.22%       16.97%      19.43%
Alliance Premier Growth                                     -18.15%        N/A        -5.64%

Morgan Stanley UIF Emerging Markets Equity                  -39.92%        N/A        -4.56%
Morgan Stanley UIF Equity Growth                            -13.19%        N/A        16.37%
Morgan Stanley UIF International Magnum                     -13.86%        N/A         4.60%
Morgan Stanley UIF Mid Cap Value                              8.95%        N/A        18.84%
Morgan Stanley UIF U.S. Real Estate                          27.18%        N/A         5.53%

Putnam VT Growth and Income                                   6.17%       11.92%      12.66%
Putnam VT International Growth                              -11.04%        N/A        16.88%
Putnam VT Voyager                                           -17.90%       16.56%      18.29%

Van Kampen LIT Emerging Growth                              -11.62%       26.75%      27.53%



* Performance shown is not annualized.



                                       18




(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                                    10 Years
                                                                                    or Since
                                                           One Year     5 Years     Inception

Aggressive Equity                                          -3.59%        N/A        22.08%
Capital Growth                                             -0.62%       15.48%      11.85%
Competitive Edge "Best Ideas"                             -18.99%        N/A        -0.77%
Dividend Growth                                             3.33%       10.86%      12.34%
Equity                                                    -13.98%       20.73%      19.79%
European Growth                                            -6.72%       16.02%      14.90%
Global Dividend Growth                                     -4.34%        8.69%       8.94%
High Yield                                                -33.51%       -6.39%       5.62%
Income Builder                                             -1.73%        N/A         6.10%
Information*                                                 N/A         N/A        -7.18%
Pacific Growth                                            -34.64%      -10.13%      -8.13%
Quality Income Plus                                         8.96%        3.57%       6.29%
S&P 500 Index                                             -11.03%        N/A         6.06%
Short-Term Bond                                             3.81%        N/A         2.50%
Strategist                                                 -0.26%       12.57%      11.09%
Utilities                                                   1.17%       12.71%      11.87%

AIM V.I. Capital Appreciation                             -12.46%       13.47%      15.37%
AIM V.I. Growth                                           -21.88%       14.66%      14.14%
AIM V.I. Value                                            -24.80%       11.42%      13.69%

Alliance Growth and Income                                 11.47%       17.48%      13.30%
Alliance Growth                                           -19.31%       16.84%      19.30%
Alliance Premier Growth                                   -18.24%        N/A        -5.75%

Morgan Stanley UIF Emerging Markets Equity                -39.99%        N/A        -4.67%
Morgan Stanley UIF Equity Growth                          -13.28%        N/A        16.24%
Morgan Stanley UIF International Magnum                   -13.96%        N/A         4.48%
Morgan Stanley UIF Mid Cap Value                            8.83%        N/A        18.71%
Morgan Stanley UIF U.S. Real Estate                        27.04%        N/A         5.41%

Putnam VT Growth and Income                                 6.06%       11.80%      12.53%
Putnam VT International Growth                            -11.14%        N/A        16.75%
Putnam VT Voyager                                         -18.00%       16.43%      18.15%

Van Kampen LIT Emerging Growth                            -11.72%       26.61%      27.38%


* Performance shown is not annualized.



                                       19

(WITH THE INCOME BENEFIT COMBINATION 2 OPTION)
                                                                                        10 Years
                                                                                        or Since
                                                                One Year    5 Years     Inception

Aggressive Equity                                               -3.65%        N/A        22.00%
Capital Growth                                                  -0.68%      15.41%       11.79%
Competitive Edge "Best Ideas"                                  -19.04%        N/A        -0.83%
Dividend Growth                                                  3.27%      10.79%       12.27%
Equity                                                         -14.04%      20.65%       19.71%
European Growth                                                 -6.78%      15.95%       14.83%
Global Dividend Growth                                          -4.40%       8.62%        8.87%
High Yield                                                     -33.55%      -6.45%        5.56%
Income Builder                                                  -1.79%        N/A         6.03%
Information*                                                     N/A          N/A        -7.19%
Pacific Growth                                                 -34.68%     -10.19%       -8.19%
Quality Income Plus                                              8.89%       3.51%        6.23%
S&P 500 Index                                                  -11.09%       N/A          6.00%
Short-Term Bond                                                  3.75%       N/A          2.44%
Strategist                                                      -0.32%      12.50%       11.02%
Utilities                                                        1.10%      12.64%       11.80%

AIM V.I. Capital Appreciation                                  -12.52%      13.40%       15.29%
AIM V.I. Growth                                                -21.93%      14.59%       14.07%
AIM V.I. Value                                                 -24.84%      11.36%       13.62%

Alliance Growth and Income                                      11.40%      17.41%       13.23%
Alliance Growth                                                -19.36%      16.77%       19.23%
Alliance Premier Growth                                        -18.29%       N/A         -5.81%

Morgan Stanley UIF Emerging Markets Equity                     -40.02%       N/A         -4.73%
Morgan Stanley UIF Equity Growth                               -13.34%       N/A         16.17%
Morgan Stanley UIF International Magnum                        -14.01%       N/A          4.42%
Morgan Stanley UIF Mid Cap Value                                 8.77%       N/A         18.63%
Morgan Stanley UIF U.S. Real Estate                             26.96%       N/A          5.35%

Putnam VT Growth and Income                                      5.99%     11.73%        12.46%
Putnam VT International Growth                                 -11.20%       N/A         16.68%
Putnam VT Voyager                                              -18.05%     16.36%        18.08%

Van Kampen LIT Emerging Growth                                 -11.77%     26.53%        27.31%



* Performance shown is not annualized.



                                       20

(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)
                                                                                        10 Years or
                                                                                           Since
                                                                One Year    5 Years     Inception

Aggressive Equity                                               -3.84%        N/A        21.75%
Capital Growth                                                  -0.88%      15.18%       11.56%
Competitive Edge "Best Ideas"                                  -19.20%        N/A        -1.03%
Dividend Growth                                                  3.06%      10.56%       12.04%
Equity                                                         -14.21%      20.41%       19.47%
European Growth                                                 -6.97%      15.71%       14.59%
Global Dividend Growth                                          -4.59%       8.40%        8.65%
High Yield                                                     -33.68%      -6.64%        5.34%
Income Builder                                                  -1.99%        N/A         5.82%
Information*                                                     N/A          N/A        -7.22%
Pacific Growth                                                 -34.81%     -10.37%       -8.38%
Quality Income Plus                                              8.67%       3.30%        6.01%
S&P 500 Index                                                  -11.27%        N/A         5.78%
Short-Term Bond                                                  3.54%        N/A         2.23%
Strategist                                                      -0.52%      12.27%       10.79%
Utilities                                                        0.90%      12.41%       11.57%

AIM V.I. Capital Appreciation                                  -12.69%      13.17%       15.06%
AIM V.I. Growth                                                -22.09%      14.35%       13.84%
AIM V.I. Value                                                 -25.00%      11.13%       13.39%

Alliance Growth and Income                                      11.18%      17.17%       13.00%
Alliance Growth                                                -19.53%      16.53%       18.99%
Alliance Premier Growth                                        -18.45%        N/A        -6.00%

Morgan Stanley UIF Emerging Markets Equity                     -40.15%        N/A        -4.92%
Morgan Stanley UIF Equity Growth                               -13.51%        N/A        15.93%
Morgan Stanley UIF International Magnum                        -14.18%        N/A         4.21%
Morgan Stanley UIF Mid Cap Value                                 8.54%        N/A        18.39%
Morgan Stanley UIF U.S. Real Estate                             26.71%        N/A         5.13%

Putnam VT Growth and Income                                     5.78%      11.50%       12.24%
Putnam VT International Growth                                -11.38%        N/A        16.44%
Putnam VT Voyager                                             -18.21%      16.12%       17.84%

Van Kampen LIT Emerging Growth                                -11.95%      26.28%       27.05%




* Performance shown is not annualized.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

          o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

          o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. Northbrook reserves the right to limit the availability of the contract for use with any of the qualified plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase
(first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE  AND  LOCAL  GOVERNMENT  AND  TAX-EXEMPT  ORGANIZATION  DEFERRED
COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

------------------------------------------------------------------------------

The financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

-----------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.